Offerings	May 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	1,750,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 17,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,416.75
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a). Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 57,500,000.00
Amount of Registration Fee	$ 7,940.75
Offering Note	The Registrant's initial filing of this Registration Statement on March 24, 2026 (the "Original Form S-1") registered 5,750,000 Class A ordinary shares for an aggregate offering price of $57,500,000. The Registrant's subsequent amendment No. 2 to this Registration Statement (the "Form S-1/A") registers an additional 1,750,000 Class A ordinary shares, representing the difference between the 7,500,000 Class A ordinary shares now being offered and the 5,750,000 Class A ordinary shares previously registered, for an additional aggregate offering price of $17,500,000. In connection with the Form S-1/A, the Registrant is required to pay an additional registration fee of $2,416.75.